Total
Deer Park Total Return Credit Fund
FUND SUMMARY
Investment Objective:
The Deer Park Total Return Credit Fund (the “Fund”) seeks income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 15 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page ____ of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Deer Park Total Return Credit Fund	Deer Park Total Return Credit Fund Class A	Deer Park Total Return Credit Fund Class C	Deer Park Total Return Credit Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Deer Park Total Return Credit Fund		Deer Park Total Return Credit Fund Class A	Deer Park Total Return Credit Fund Class C	Deer Park Total Return Credit Fund Class I
Management Fees		1.84%	1.84%	1.84%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Interest Expense		0.26%	0.26%	0.26%
Other Expenses		0.29%	0.29%	0.29%
Acquired Funds Fee and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.65%	3.40%	2.40%
Fee Waiver and/or Expense Reimbursement	[2]	(0.38%)	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement		2.27%	3.02%	2.02%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with the Princeton Fund Advisors, LLC (the “Adviser”), pursuant to which the Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2025 so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 2.00%, 2.75% and 1.75% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the limits at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Deer Park Total Return Credit Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Deer Park Total Return Credit Fund Class A	792	1,317	1,867	3,360
Deer Park Total Return Credit Fund Class C	305	1,010	1,737	3,660
Deer Park Total Return Credit Fund Class I	205	712	1,246	2,707

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in asset-backed debt securities (“ABS”) which are predominantly backed by mortgages on real estate. Such mortgage-backed securities (“MBS”) include residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade, or not rated. The Fund may also invest in other types of asset-backed or debt securities. These investments may include securities rated as “Senior Alt-A” or “subprime”, which may present higher risk of default than securities rated as “prime”, but which the sub-adviser believes are undervalued. Debt securities rated below investment grade are also known as “junk bonds”. By using proprietary fundamental analysis and modeling key variables, the portfolio managers seek investments that they expect will provide steady and substantial cash flows. The sub-adviser believes that the duration, high cash flow nature of the bonds makes them less susceptible to volatility and expects them to generate returns that are uncorrelated with equities or high yield bonds over time.

The Fund will typically invest in both fixed and floating rate securities, although the ratio between the two will vary from time-to-time depending upon market conditions and available investment opportunities. Investments will include duration RMBS that the Fund’s sub-adviser believes can be purchased at a discount and have strong cash flows. The Fund invests without restriction as to issuer capitalization, country, credit quality and the maturity of fixed income securities. The Fund may employ risk-reducing hedging techniques using short selling, futures contracts, options, repurchase agreements, or credit-default swaps and total return swaps. The Fund may also enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells portfolio securities to a counterparty and agrees to repurchase the securities at an agreed-upon price and date. Cash received by the Fund from the counterparty will be used for investment purposes and may also be used for liquidity purposes.

The Adviser has delegated management of the Fund’s portfolio to a sub-adviser, Deer Park Road Management Company, L.P. (the “Sub-Adviser”). However, the Adviser sets the Fund’s investment objective, has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, and retains final authority with respect to the Fund’s portfolio if it believes an investment is not consistent with the Fund’s investment guidelines and restrictions. The Adviser is also responsible for ongoing performance evaluation, monitoring, and due diligence with respect to the Sub-Adviser.

Sub-Adviser’s Investment Process

The Sub-Adviser utilizes a credit analysis-based strategy which combines fundamental research with a proprietary valuation process. Deer Park seeks to identify and capitalize upon attractive investment opportunities in the MBS and ABS markets.

Although the portfolio is actively traded on an opportunistic basis, the Sub-Adviser’s philosophy is to buy securities that it is comfortable holding to term. The Fund seeks to derive portfolio returns through fundamental analysis and security selection.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following principal risks may apply to the Fund’s investments:

●	ABS, MBS, RMBS and CMBS Risk: ABS, MBS, RMBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase, and the Fund may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods. MBS issued or guaranteed by private issuers are also known as “non-agency” MBS. Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government-issued MBS.

●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in-solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general.

●	Derivatives Risk: Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities or reference asset) and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. Derivatives used for risk-hedging purposes may not perform as expected.

●	Fixed Income Risk: The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. During periods of sustained rising rates, fixed income risks may be amplified. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders.

●	Floating Rate Debt Risk: Changes in short-term market interest rates will directly affect the yield on investments in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. This contrasts with the Fund’s investments in fixed rate instruments, where a rise in interest rates generally causes values to fall.

●	Hedging Risk: As a result of certain strategies designed to mitigate market risk, the Fund may not participate as fully in positive markets because of these strategies and each strategy could negatively impact the Fund.

●	High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Leverage Risk: The use of leverage by the Fund, such as borrowing money for liquidity purposes, or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. Although most of the Fund’s securities must be liquid at the time of investment, the Fund may purchase illiquid investments and securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, the Fund’s investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemptions or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on investments in illiquid investments, may be unable to achieve its desired level of exposure to a certain sector. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●	Management Risk: The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the Sub-Adviser may also prove incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Repurchase Agreement Risk: The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank, therefore the repurchase agreements are subject to counterparty default risk.

●	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund’s inception. Although returns for Class A and Class C shares are similar to the returns of Class I shares because the classes are invested in the same portfolio of securities and underlying funds, returns for Class A and Class C shares are different from Class I shares due to differences in fees, which are not presented in the bar chart. The performance table compares the performance of the shares of the Fund over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.deerparkfund.com or by calling 1-888-868-9501.

Class I Annual Total Return for Calendar Years Ended December 31

Best Quarter:	2nd Quarter 2020	10.64%
Worst Quarter:	1st Quarter 2020	(14.11)%
Performance Table
Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - Deer Park Total Return Credit Fund		Label		1 Year		5 Years		Since Inception		Inception Date
Deer Park Total Return Credit Fund Class I		Return before taxes		4.48%		1.27%		3.90%		Oct. 16, 2015
Deer Park Total Return Credit Fund Class I | Return after taxes on distributions				2.23%		(0.53%)		2.16%
Deer Park Total Return Credit Fund Class I | Return after taxes on distributions and sale of Fund shares				2.60%		0.22%		2.30%
Deer Park Total Return Credit Fund Class A	[1]	Return before taxes with sales charge		(1.79%)		(0.17%)		2.89%		Oct. 16, 2015
Deer Park Total Return Credit Fund Class A | Return before taxes without sales charge				4.22%		1.02%		3.63%
Deer Park Total Return Credit Fund Class C		Return before taxes	[2]	3.45%	[2]	0.28%	[2]	1.47%	[2]	Apr. 06, 2017
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[3]			5.53%		1.10%		1.30%
HFRX Fixed Income Credit Index				6.51%		2.45%		1.87%
[1]	Returns for Class A shares include the maximum sales charge of 5.75%.
[2]	Inception date for Class C shares was April 6, 2017.
[3]	The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market. Investors may not invest in the index directly.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Class A shares are not shown and would differ from those of Class I shares. Returns for Class A shares include the maximum sales charge of 5.75%.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors may not invest in the index directly.

Deer Park Total Return Credit Fund | ABS, MBS, RMBS and CMBS Risk [Member]
●	ABS, MBS, RMBS and CMBS Risk: ABS, MBS, RMBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase, and the Fund may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods. MBS issued or guaranteed by private issuers are also known as “non-agency” MBS. Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government-issued MBS.

Deer Park Total Return Credit Fund | Credit Risk [Member]
●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Deer Park Total Return Credit Fund | Defaulted Securities Risk [Member]
●	Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in-solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general.

Deer Park Total Return Credit Fund | Derivatives Risk [Member]
●	Derivatives Risk: Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities or reference asset) and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. Derivatives used for risk-hedging purposes may not perform as expected.

Deer Park Total Return Credit Fund | Fixed Income Risk [Member]
●	Fixed Income Risk: The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. During periods of sustained rising rates, fixed income risks may be amplified. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders.

Deer Park Total Return Credit Fund | Floating Rate Debt Risk [Member]
●	Floating Rate Debt Risk: Changes in short-term market interest rates will directly affect the yield on investments in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. This contrasts with the Fund’s investments in fixed rate instruments, where a rise in interest rates generally causes values to fall.

Deer Park Total Return Credit Fund | Hedging Risk [Member]
●	Hedging Risk: As a result of certain strategies designed to mitigate market risk, the Fund may not participate as fully in positive markets because of these strategies and each strategy could negatively impact the Fund.

Deer Park Total Return Credit Fund | High Yield (Junk) Bond Risk [Member]
●	High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Deer Park Total Return Credit Fund | Issuer-Specific Risk [Member]
●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Deer Park Total Return Credit Fund | Leverage Risk [Member]
●	Leverage Risk: The use of leverage by the Fund, such as borrowing money for liquidity purposes, or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Deer Park Total Return Credit Fund | Liquidity Risk [Member]
●	Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. Although most of the Fund’s securities must be liquid at the time of investment, the Fund may purchase illiquid investments and securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, the Fund’s investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemptions or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on investments in illiquid investments, may be unable to achieve its desired level of exposure to a certain sector. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Deer Park Total Return Credit Fund | Management Risk [Member]
●	Management Risk: The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the Sub-Adviser may also prove incorrect and may not produce the desired results.

Deer Park Total Return Credit Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Deer Park Total Return Credit Fund | Repurchase Agreement Risk [Member]
●	Repurchase Agreement Risk: The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank, therefore the repurchase agreements are subject to counterparty default risk.

Deer Park Total Return Credit Fund | Short Position Risk [Member]
●	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.